Insurance Contracts_Details of Reinsurance Assets Included In Other Assets(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	₩ 695,753	₩ 782,985	₩ 5,995
Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	697,669	783,614	5,995
Less: Allowances
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	1,916	629	0
Non-life insurance | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	690,909	776,969	0
General Insurance | Reserve for outstanding claims | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	360,997	480,760	0
General Insurance | Unearned premium reserve | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	171,240	178,586	0
Automobile insurance | Reserve for outstanding claims | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	18,057	13,320	0
Automobile insurance | Unearned premium reserve | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	30,864	14,986	0
Long-term Insurance | Reserve for outstanding claims | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	109,751	89,317	0
Long-term Insurance | Unearned premium reserve | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets		0	0
Life insurance | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	2,360	1,900	1,774
Life insurance | Reserve for outstanding claims | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	1,912	1,410	1,301
Life insurance | Unearned premium reserve | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	448	490	473
Others | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	4,400	4,745	4,221
Others | Reserve for outstanding claims | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	3,417	3,670	3,041
Others | Unearned premium reserve | Acquisition cost
Details Of Reinsurance Assets Presented Within Other Assets LineItems[Line Items]
Reinsurance Assets	₩ 983	₩ 1,075	₩ 1,180